UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129
                                                    ----------------------------

   FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ---------------------

                      Date of fiscal year end: NOVEMBER 30
                                              -------------

                    Date of reporting period: AUGUST 31, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of Flaherty & Crumrine/Claymore Preferred Securities Income
Fund:

     Stating the obvious, we are facing extraordinary and unprecedented times in the financial markets. The events that ultimately culminated in the government's massive financial rescue plan have impacted the market for preferred securities particularly hard. As a result, for the quarter ended August 31, 2008, the Fund's common shareholders experienced a total return on net asset value of -13.7%, subsequent to the quarter-end and through the date of this letter, the net asset value has continued to decline significantly.

     Prices on long-term US Treasury bonds rose during the quarter, as investors sought the safety of government bonds despite historically low yields. On the flip side, there were few buyers and abundant sellers of most preferred securities and corporate bonds. A downward cycle for prices ensued, as selling pressure pushed prices lower which in turn led to more selling pressure.

     This pattern of selling begetting selling is an effect of severe bear market psychology. In addition, investors and lenders, seeking the safety and security of cash, withhold capital from borrowers. Since the free flow of capital is essential to our economy, and economic growth is a key factor in security valuation, concerns about price declines become self-fulfilling. The bears clearly were in control both during and subsequent to the quarter.

     The root cause of the current financial problems remains unresolved-residential real estate markets have yet to stabilize. The speculative component of residential housing has resulted in "bubble and crash" cycles in the past, but the current adjustment is unlike any we can recall. Far too many people wanted to buy homes under the "greater fool" plan and lenders were far too willing to help. The real estate market will eventually return to equilibrium and the dramatic measures taken by the government will help calm the markets. In the meantime we must deal with circumstances at hand.

     Since the end of our fiscal quarter events have transpired at a breathtaking pace - particularly relating to the Fund's use of leverage and its dividend. Our website allows for much more frequent communication than our quarterly letters. We have posted updates throughout this financial crisis and we encourage you to continue visiting us at www.fcclaymore.com.

     In addition to managing your Fund, we are also shareholders. We understand your concerns about recent events and we are doing our best to respond to them. Nonetheless, our goals remain constant - conduct exhaustive research and construct an investment portfolio that is designed to deliver high current income consistent with the objectives and guidelines of the Fund.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President

October 16, 2008

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OVERVIEW
AUGUST 31, 2008 (UNAUDITED)

FUND STATISTICS ON 8/31/08
--------------------------
Net Asset Value                   $     14.18
Market Price                      $     13.42
Discount                                 5.36%
Yield on Market Price                   12.61%
Common Stock Shares Outstanding    42,601,719

MOODY'S RATINGS                   % OF PORTFOLIO
---------------                   --------------
AAA                                     0.3%
AA                                      7.3%
A                                      20.9%
BBB                                    50.7%
BB                                     15.2%
Below "BB"                              0.4%
Not Rated                               3.0%
                                       ----
Below Investment Grade*                12.9%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

                                   (PIE CHART)

INDUSTRY CATEGORIES               % OF PORTFOLIO
-------------------               --------------
Banking                                 35%
Utilities                               29%
Insurance                               18%
Financial Services                       7%
Energy                                   5%
Other                                    4%
REITs                                    2%


TOP 10 HOLDINGS BY ISSUER         % OF PORTFOLIO
-------------------------         --------------
Midamerican Energy                     5.7%
Banco Santander                        5.1%
Liberty Mutual Group                   4.3%
Wachovia Corp                          3.6%
Dominion Resources                     3.2%
Sovereign Bancorp                      2.6%
AON Corp                               2.6%
Axis Capital                           2.5%
Capital One Financial                  2.4%
Puget Energy                           2.3%

                                                                                          % OF PORTFOLIO**
                                                                                          ----------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                             30%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)         20%

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                                   VALUE
------------                                                                                              --------------
PREFERRED SECURITIES -- 91.0%
               BANKING -- 34.7%
$ 19,000,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ...........................              $   19,127,300(1)
               Banco Santander:
   1,644,000      6.50% Pfd ................................................................                  32,931,457**(1)(2)
   1,044,500      6.80% Pfd ................................................................                  22,391,469**(1)(2)
$ 35,000,000   Capital One Capital III, 7.686% 08/15/36 ....................................                  25,984,000(1)
$ 35,100,000   CBG Florida REIT Corporation, 7.114%, 144A**** ..............................                  10,979,280
               Citigroup, Inc.:
     820,950      8.125% Pfd., Series AA ...................................................                  16,162,453*(1)
     387,500      8.50% Pfd., Series F .....................................................                   8,339,000*(1)
     112,000   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 ...............................                   1,407,000(1)
     105,000   Cobank, ACB, 7.00% Pfd., 144A**** ...........................................                   3,450,300*(1)
      13,600   Colonial Capital Trust IV, 7.875% Pfd. 10/01/33 .............................                     222,360
$ 27,416,000   Comerica Capital Trust II, 6.576% 02/20/37 ..................................                  15,605,187(1)
      28,800   FBOP Corporation, Adj. Rate Pfd., 144A**** ..................................                  15,840,000*
$  2,635,000   First Midwest Capital Trust I, 6.95% 12/01/33, Series B .....................                   2,127,762(1)
$  1,950,000   First Tennessee Capital I, 8.07% 01/06/27, Series A .........................                   1,246,050(1)
           6   FT Real Estate Securities Company, 9.50% Pfd., 144A**** .....................                   5,543,348
$ 38,000,000   HBOS PLC, 6.657%, 144A**** ..................................................                  23,890,600**(1)(2)
       6,600   HSBC Series II, Variable Inverse Pfd., Pvt ..................................                           0*+
     600,000   HSBC USA, Inc., 6.50% Pfd., Series H ........................................                  13,561,500*(1)
$ 18,290,000   JPMorgan Chase & Co., 7.90%, Series I .......................................                  16,667,677*(1)
      23,800   Keycorp Capital V, 5.875% Pfd., Series A ....................................                     327,309(1)
     617,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 .....................................                   9,293,563(1)
      10,600   Keycorp Capital X, 8.00% Pfd ................................................                     181,790(1)
      79,565   National City Capital Trust II, 6.625% Pfd. 11/15/36 ........................                   1,016,944(1)
     164,520   National City Corporation, 9.875% Pfd .......................................                   3,237,754*(1)
$ 14,150,000   National City Preferred Capital Trust I, 12.00% .............................                   8,797,055(1)
     295,000   PFGI Capital Corporation, 7.75% Pfd .........................................                   4,652,150(1)
$ 17,125,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ............................                  16,419,450(1)
$  5,000,000   Regions Financing Trust II, 6.625% 05/15/47 .................................                   2,644,000(1)
   1,210,325   Sovereign Bancorp, 7.30% Pfd., Series C .....................................                  19,403,083*(1)
     248,100   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ..............................                   4,538,369
       4,962   Sovereign REIT, 12.00% Pfd., Series A, 144A**** .............................                   4,733,053
               U.S. Bancorp, Auction Pass-Through Trust, Cl. B:
          65      Series 2006-5, Variable Rate Pfd., 144A**** ..............................                       1,626*+
          65      Series 2006-6, Variable Rate Pfd., 144A**** ..............................                       1,626*+
          60   Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ...............                   5,320,153

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                                  VALUE
------------                                                                                              --------------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
               Wachovia Corporation:
$  6,400,000      7.98% ....................................................................              $    4,885,120*(1)
     258,300      8.00% Pfd., Series J .....................................................                   4,814,712*(1)
   1,753,100   Wachovia Preferred Funding, 7.25% Pfd., Series A ............................                  29,719,428(1)
               Washington Mutual:
$  2,100,000   Preferred Funding IV, 9.75%, 144A**** .......................................                     941,640
$ 10,050,000   Preferred Funding, 6.534%, 144A**** .........................................                   2,593,905
$ 11,067,000   Webster Capital Trust IV, 7.65% 06/15/37 ....................................                   7,141,535(1)
$  7,500,000   Wells Fargo Capital XIII, 7.70% .............................................                   7,191,750(1)
     212,000   Wells Fargo Capital XIV, 8.625% Pfd. 09/14/68 ...............................                   5,465,360(1)
                                                                                                          --------------
                                                                                                             378,798,118
                                                                                                          --------------
               FINANCIAL SERVICES -- 7.0%
               CIT Group, Inc.:
      30,000      5.189% Pfd., Series B ....................................................                   1,382,400*(1)
$ 13,000,000      6.10% 03/15/67 ...........................................................                   5,289,700(1)
     413,712      6.35% Pfd., Series A .....................................................                   5,809,551*(1)
$  1,380,000   Countrywide Capital III, 8.05% 06/15/27, Series B ...........................                   1,177,278
     669,995   Countrywide Capital IV, 6.75% Pfd ...........................................                  10,091,800(1)
      46,305   Countrywide Capital V, 7.00% Pfd. 11/01/36 ..................................                     688,787
      30,000   First Republic Bank, 7.25% Pfd. .............................................                     601,875(1)
       7,850   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** .........                   8,299,177(1)
               Goldman Sachs:
      40,000      Adj. Rate Pfd., Series D .................................................                     622,500*(1)
     157,450      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 ...........................                   2,210,992(1)
       3,600      STRIPES Custodial Receipts, Pvt ..........................................                          36*+
$  7,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ..........................                   5,140,520
               Lehman Brothers Holdings, Inc.:
      34,000      5.67% Pfd., Series D .....................................................                     933,640*(1)
     471,500      7.95% Pfd. ...............................................................                   7,336,540*(1)
      25,000   Lehman Capital Trust III, 6.375% Pfd., Series K .............................                     396,095
               Merrill Lynch:
     400,000      6.25% Pfd. ...............................................................                   7,124,000*(1)
      87,400      8.625% Pfd., Series 8 ....................................................                   1,865,116*(1)
     143,920      Adj. Rate Pfd., Series G .................................................                   1,566,209*(1)
     172,000      Adj. Rate Pfd., Series 5 .................................................                   2,031,750*(1)
      76,000      Fixed Income Pass-Through 2007-A, Cl. B, Adj. Rate Pfd., 144A**** ........                         760*+
       4,000      Series II STRIPES Custodial Receipts, Pvt. ...............................                          40*+

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                                  VALUE
------------                                                                                              --------------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
      36,800   Morgan Stanley Capital Trust III, 6.25% Pfd. ................................              $      704,812(1)
$ 10,000,000   RACERS(R) Series 2005 AMMC V Trust, 144A**** ................................                   6,132,259
               SLM Corporation:
     160,000      6.97% Pfd., Series A .....................................................                   5,073,600*(1)
      48,500      Adj. Rate Pfd., Series B .................................................                   1,958,187*(1)
                                                                                                          --------------
                                                                                                              76,437,624
                                                                                                          --------------
               INSURANCE -- 15.9%
$  7,000,000   AMBAC Financial Group, Inc., 6.15% 02/15/37 .................................                   2,473,100
               AON:
$ 25,650,000      Capital Trust A, 8.205% 01/01/27 .........................................                  24,019,506(1)
     101,900      Corts-Capital, 8.205% Pfd. ...............................................                   2,299,119(1)
      94,900      Saturns-2003-3, 8.00% Pfd., Series AON Corp ..............................                   2,164,906(1)
               Arch Capital Group Ltd.:
     167,650      7.875% Pfd., Series B ....................................................                   3,882,154**(1)(2)
      94,321      8.00% Pfd., Series A .....................................................                   2,163,488**(1)(2)
               Axis Capital Holdings:
     247,500      7.25% Pfd., Series A .....................................................                   5,460,469**(1)(2)
     281,505      7.50% Pfd., Series B .....................................................                  22,022,136(1)(2)
      52,400   Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45 ..........................                     988,395(1)
     558,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ................................                   9,782,465(1)
$ 18,041,000   Everest Re Holdings, 6.60% 05/15/37 .........................................                  11,943,142(1)
$  6,650,000   Great West Life & Annuity Insurance, 7.153% 05/16/46, 144A**** ..............                   5,520,830
               Liberty Mutual Group:
$ 26,200,000      7.80% 03/15/37, 144A**** .................................................                  19,558,300(1)
$  7,600,000      10.75% 06/15/58, 144A**** ................................................                   6,925,120
$  4,000,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** ...........................                   4,059,600(1)
      55,750   MetLife, Inc., 6.50% Pfd., Series B .........................................                   1,170,889*(1)
$  5,000,000   PartnerRe Finance II, 6.44% 12/01/66 ........................................                   3,861,000(1)(2)
      37,000   Provident Financing Trust I, Corts-Unum, 8.50% Pfd ..........................                     866,033(1)
               Renaissancere Holdings Ltd.:
     120,300      6.08% Pfd., Series C .....................................................                   2,117,280**(1)(2)
     347,100      6.60% Pfd., Series D .....................................................                   6,803,160**(1)(2)
      89,735      7.30% Pfd., Series B .....................................................                   1,892,852**(1)(2)
     407,200   Scottish Re Group Ltd., 7.25% Pfd. ..........................................                     865,300**(2)+
$  7,425,000   USF&G Capital, 8.312% 07/01/46, 144A**** ....................................                   7,986,738(1)
$ 13,000,000   USF&G Capital I, 8.50% 12/15/45, 144A**** ...................................                  14,193,530(1)

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                                  VALUE
------------                                                                                              --------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
$ 10,000,000   XL Capital Ltd., Mangrove Bay Passthru Trust, 6.102% 07/15/33, 144A**** .....              $    5,101,730(2)
$  6,400,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** ...........................                   5,522,144(1)
                                                                                                          --------------
                                                                                                             173,643,386
                                                                                                          --------------
               UTILITIES -- 27.1%
               Baltimore Gas & Electric Company:
      10,000      6.70% Pfd., Series 1993 ..................................................                     986,700*(1)
      50,000      7.125% Pfd., Series 1993 .................................................                   5,101,000*(1)
   1,384,179   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ............................                  62,066,586(1)
      35,000   Central Maine Power, 5.25% Pfd., Pvt. .......................................                   3,161,200*
$ 17,645,000   COMED Financing III, 6.35% 03/15/33 .........................................                  14,343,620
     800,000   Constellation Energy Group, Inc., 8.625% Pfd. 06/15/63, Series A ............                  20,064,000(1)
$ 25,175,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ..........................                  25,212,536(1)
$ 11,000,000   Dominion Resources, Inc., 7.50% .............................................                   9,980,300(1)
     625,000   Entergy Arkansas, Inc., 6.45% Pfd. ..........................................                  15,437,500*
      85,000   Entergy Louisiana, Inc., 6.95% Pfd. .........................................                   8,467,700*
     129,300   FPC Capital I, 7.10% Pfd., Series A .........................................                   3,030,469(1)
               FPL Group Capital, Inc.:
$  3,400,000      6.35% 10/01/66 ...........................................................                   2,883,584(1)
$  3,500,000      6.65% 06/15/67 ...........................................................                   2,999,955(1)
$  2,350,000      7.30% 09/01/67, Series D .................................................                   2,162,860(1)
      11,640   Georgia Power Company, 6.50% Pfd., Series 07-A ..............................                   1,153,990*(1)
     119,805   Indianapolis Power & Light Company, 5.65% Pfd ...............................                  10,358,340*
               Interstate Power & Light Company:
     110,000      7.10% Pfd., Series C .....................................................                   2,746,700*(1)
       9,500      8.375% Pfd., Series B ....................................................                     256,880*(1)
       4,510   Pacific Enterprises, $4.50 Pfd. .............................................                     356,425*(1)
$  2,386,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .....................                   2,357,607(1)
$ 27,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 ................................                  21,853,800(1)
$ 30,500,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ...................................                  25,574,250
      61,670   San Diego Gas & Electric Company, $1.70 Pfd .................................                   1,526,332*(1)
               Southern California Edison:
      90,000      6.00% Pfd., Series C .....................................................                   8,244,000*(1)
      27,718      6.125% Pfd. ..............................................................                   2,604,938*(1)
               Southern Union Company:
$ 12,950,000      7.20% 11/01/66 ...........................................................                  10,343,165
      64,600      7.55% Pfd. ...............................................................                   1,641,247*(1)
$  4,200,000   Union Electric Company, 7.69% 12/15/36, Series A ............................                   4,067,700
      35,000   Virginia Electric & Power Company, $ 6.98 Pfd ...............................                   3,468,500*(1)

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                                  VALUE
------------                                                                                              --------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
$ 27,125,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ................................              $   22,487,439(1)
      10,210   Xcel Energy, Inc., 4.11% Pfd., Series D .....................................                     807,713*(1)
                                                                                                          --------------
                                                                                                             295,747,036
                                                                                                          --------------
               ENERGY -- 3.7%
$ 24,360,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .................................                  21,713,505
$ 22,000,000   Enterprise Products Partners, 7.034% 01/15/68 ...............................                  19,111,466
                                                                                                          --------------
                                                                                                              40,824,971
                                                                                                          --------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 1.5%
     330,400   Duke Realty Corporation, 8.375% Pfd., Series O ..............................                   7,810,656(1)
               PS Business Parks, Inc.:
      75,500      6.70% Pfd., Series P .....................................................                   1,406,188
       5,200      6.875% Pfd., Series I ....................................................                      98,800(1)
       6,100      7.00% Pfd., Series H .....................................................                     119,331(1)
      56,200      7.20% Pfd., Series M .....................................................                   1,129,272(1)
      17,500      7.375% Pfd., Series O ....................................................                     352,188(1)
     178,000      7.60% Pfd., Series L .....................................................                   3,660,125(1)
               Public Storage, Inc.:
      82,000      6.75% Pfd., Series E .....................................................                   1,719,442(1)
      30,000      6.85% Pfd., Series Y .....................................................                     630,600
                                                                                                          --------------
                                                                                                              16,926,602
                                                                                                          --------------
               MISCELLANEOUS INDUSTRIES -- 1.1%
       2,245   Centaur Funding Corporation, 9.08% Pfd. 04/21/20, 144A**** ..................                   2,175,360
     112,750   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .........................                  10,177,942*
                                                                                                          --------------
                                                                                                              12,353,302
                                                                                                          --------------
               TOTAL PREFERRED SECURITIES
                  (Cost $1,272,324,789) ....................................................                 994,731,039
                                                                                                          --------------
CORPORATE DEBT SECURITIES -- 6.6%
               BANKING -- 0.0%
      13,300   Colonial Bancgroup, Inc., 8.875% Pfd. 03/15/38 ..............................                     243,656
                                                                                                          --------------
                                                                                                                 243,656
                                                                                                          --------------
               FINANCIAL SERVICES -- 0.6%
     200,000   Ford Motor Credit Company, 7.375% 10/15/31 ..................................                   2,737,500(1)
$  4,726,012   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** .........                   3,575,228
                                                                                                          --------------
                                                                                                               6,312,728
                                                                                                          --------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                                  VALUE
------------                                                                                              --------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               INSURANCE -- 2.0%
$ 26,546,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** .........................              $   20,907,630(1)
$  1,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .....................                     901,900(1)
                                                                                                          --------------
                                                                                                              21,809,530
                                                                                                          --------------
               UTILITIES -- 2.0%
$  5,000,000   Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage .....................                   4,523,175(1)
$  7,070,000   Oncor Electric Delivery Company, 7.25% 01/15/33 .............................                   7,074,723(1)
               Southern Union Company:
$  5,300,000      7.60% 02/01/24, Senior Notes .............................................                   4,896,797(1)
$  6,047,000      8.25% 11/15/29, Senior Notes .............................................                   5,760,330(1)
                                                                                                          --------------
                                                                                                              22,255,025
                                                                                                          --------------
               ENERGY -- 1.4%
     296,911   Nexen, Inc., 7.35% Subordinated Notes .......................................                   7,005,259(1)(2)
$  8,500,000   Noble Energy, Inc., 7.25% 08/01/97 ..........................................                   7,987,425(1)
                                                                                                          --------------
                                                                                                              14,992,684
                                                                                                          --------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
$  3,500,000   Realty Income Corporation, 5.875% 03/15/35 ..................................                   2,751,158(1)
                                                                                                          --------------
                                                                                                               2,751,158
                                                                                                          --------------
               MISCELLANEOUS INDUSTRIES -- 0.4%
      16,500   Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint ...............                     277,365(1)
               Pulte Homes, Inc.:
      58,240      7.375% 06/01/46 ..........................................................                   1,112,023
$  3,550,000      7.875% 06/15/32 ..........................................................                   3,046,610
                                                                                                          --------------
                                                                                                               4,435,998
                                                                                                          --------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $86,453,938) .......................................................                  72,800,779
                                                                                                          --------------
OPTION CONTRACTS -- 0.2%
       1,185   December Put Options on December U.S. Treasury Bond Futures,
                  Expiring 11/21/08 ........................................................                   1,851,563+
                                                                                                          --------------
               TOTAL OPTION CONTRACTS
                  (Cost $2,069,946) ........................................................                   1,851,563
                                                                                                          --------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                                  VALUE
------------                                                                                              --------------
MONEY MARKET FUND -- 1.3%
  14,401,762   BlackRock Provident Institutional, TempFund .................................              $   14,401,762
                                                                                                          --------------
               TOTAL MONEY MARKET FUND
                  (Cost $14,401,762) .......................................................                  14,401,762
                                                                                                          --------------
TOTAL INVESTMENTS (Cost $1,375,250,435***) .................................................    99.1%      1,083,785,143
OTHER ASSETS AND LIABILITIES (Net) .........................................................     0.9%          9,343,900
                                                                                               -----      --------------
TOTAL NET INVESTMENTS ......................................................................   100.0%++   $1,093,129,043
                                                                                               -----      --------------
LOAN PRINCIPAL BALANCE .....................................................................                (324,000,000)
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .....................................                (165,000,000)
                                                                                                          --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .................................................              $  604,129,043
                                                                                                          ==============

* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $747,688,645 at August 31, 2008.

(2)  Foreign Issuer.

+    Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of total net investments.

ABBREVIATIONS:

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2007 THROUGH AUGUST 31, 2008 (UNAUDITED)

                                                                               VALUE
                                                                           -------------
OPERATIONS:
   Net investment income ...............................................   $  66,768,207
   Net realized gain/(loss) on investments sold during the period ......     (37,179,067)
   Change in net unrealized appreciation/depreciation of investments ...    (179,579,690)
   Distributions to AMPS* Shareholders from net investment income,
      including changes in accumulated undeclared distributions ........     (15,530,681)
                                                                           -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    (165,521,231)

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock
      Shareholders(2) ..................................................     (51,526,779)
                                                                           -------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ....................     (51,526,779)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and Cash
      Purchase Plan ....................................................              --
                                                                           -------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
      FUND SHARE TRANSACTIONS ..........................................              --
                                                                           -------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD ....   $(217,048,010)
                                                                           =============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .................................................   $ 821,177,053
   Net decrease in net assets during the period ........................    (217,048,010)
                                                                           -------------
   End of period .......................................................   $ 604,129,043
                                                                           =============

----------
*    Auction Market Preferred Stock.

(1) These tables summarize the nine months ended August 31, 2008 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2007.

(2)  May include income earned, but not paid out, in prior fiscal year.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
        FOR THE PERIOD FROM DECEMBER 1, 2007 THROUGH AUGUST 31, 2008 (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ................................   $     19.28
                                                                           -----------
INVESTMENT OPERATIONS:
   Net investment income ...............................................          1.57
   Net realized and unrealized gain/(loss) on investments ..............         (5.10)

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
   From net investment income ..........................................         (0.36)
                                                                           -----------
   Total from investment operations ....................................         (3.89)
                                                                           -----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ..........................................         (1.21)
                                                                           -----------
   Total distributions to Common Stock Shareholders ....................         (1.21)
                                                                           -----------
   Net asset value, end of period ......................................   $     14.18
                                                                           ===========
   Market value, end of period .........................................   $     13.42
                                                                           ===========
   Common Stock shares outstanding, end of period ......................    42,601,719
                                                                           ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ..............................................          9.44%**
   Operating expenses(2) ...............................................          2.03%**

SUPPLEMENTAL DATA:++
   Portfolio turnover rate .............................................            37%***
   Total net investments, end of period (in 000's) .....................   $ 1,093,129
   Ratio of operating expenses(2) to total net investments .............          1.17%**

(1) These tables summarize the nine months ended August 31, 2008 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2007.

(2)  Includes interest expense.

*    Auction Market Preferred Stock.

**   Annualized.

***  Not annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense, and payments to AMPS Shareholders.

++ Information presented under heading Supplemental Data includes AMPS and loan principal balance.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)

                          TOTAL                                   DIVIDEND
                        DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                           PAID       VALUE     CLOSING PRICE     PRICE (1)
                        ---------   ---------   -------------   ------------
December 31, 2007 ...    $0.1325      $18.51        $16.16         $16.48
January 31, 2008 ....     0.1325       19.09         17.84          17.93
February 29, 2008 ...     0.1325       18.62         16.42          16.61
March 31, 2008 ......     0.1325       16.88         14.84          15.22
April 30, 2008 ......     0.1325       17.27         15.32          15.76
May 31, 2008 ........     0.1325       16.91         15.93          15.81
June 30, 2008 .......     0.1325       15.67         13.94          13.95
July 31, 2008 .......     0.1410       14.44         12.95          13.16
August 31, 2008 .....     0.1410       14.18         13.42          13.73

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At August 31, 2008 the aggregate cost of securities for federal income tax purposes was $1,376,915,969, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $6,071,170 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $299,201,996.

2.   ADDITIONAL ACCOUNTING STANDARDS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

     In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows:

                                                                     OTHER FINANCIAL
                                                                       INSTRUMENTS
                                                      INVESTMENTS      (UNREALIZED
                                                     IN SECURITIES    APPRECIATION/
VALUATION INPUTS                                    (MARKET VALUE)    DEPRECIATION)*
----------------                                    --------------   ---------------
Level 1 - Quoted Prices - Investments ...........   $  303,982,028        $--
Level 2 - Other Significant Observable Inputs ...      764,955,107         --
Level 3 - Significant Unobservable Inputs .......       14,848,008         --
                                                    --------------        ---
TOTAL ...........................................   $1,083,785,143        $--

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment. As of August 31, 2008 the Fund does not have any other financial instruments.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                        OTHER FINANCIAL
                                                                          INSTRUMENTS
                                                         INVESTMENTS      (UNREALIZED
                                                        IN SECURITIES    APPRECIATION/
                                                       (MARKET VALUE)    DEPRECIATION)
                                                       --------------   ---------------
BALANCE AS OF 11/30/07 .............................    $18,329,730           $--
Accrued discounts/premiums .........................        128,859            --
Realized gain/(loss) ...............................             --            --
Change in unrealized appreciation/(depreciation) ...     (3,610,581)           --
Net purchases/(sales) ..............................             --            --
Transfers in and/or out of Level 3 .................             --            --
                                                        -----------           ---
BALANCE AS OF 8/31/08 ..............................    $14,848,008           $--

3.   SUBSEQUENT EVENTS

     On September 15, 2008, Lehman Brothers Holdings Inc. filed for bankruptcy. On September 26, 2008, Washington Mutual Inc. filed for bankruptcy. As a result, the Fund may not be able to recover the principal invested in securities issued by these entities, and also does not expect to receive income payments on these securities going forward. The value of securities issued by these entities, which were held by the Fund, has been adversely impacted and may decline further. The decline since August 31, 2008 is not reflected in this report.

     Subsequent to the reporting period, the market values of certain investments of the Fund have declined significantly and may decline further as a result of the ongoing financial crisis. The market value of the Fund's investments is reflected in the weekly net asset values reported by the Fund.

     The Funds are subject to several different asset coverage requirements that arise from the use of leverage by the Fund. The decline in asset values has resulted in the Fund not meeting these asset coverage requirements at various points in time since the end of the fiscal quarter. According to these requirements, the Fund may not declare, set aside, or pay a common stock dividend unless the asset coverage requirements are met. The Fund has delayed the payment of the September common stock dividend as a result. To meet the requirements and pay the delayed dividend and future dividends, the Fund has been selling assets to raise cash, and has applied much of the proceeds to the reduction of leverage or invested in higher quality short-term securities in anticipation of future reductions in leverage. As of October 16, 2008, the outstanding leverage balance consisted of $139.275 million in auction market preferred stock and $226 million in borrowings under the committed financing agreement, a reduction in total leverage balance of $123.725 million since the end of the 3rd fiscal quarter and a reduction of $176.725 million since the end of the 2nd fiscal quarter. On October 14, 2008,

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the Fund announced the redemption of $42.05 million of auction market preferred stock to be redeemed on November 3, 2008. The Fund may be adversely impacted by the reduction in leverage. Updated information on the status of these requirements may be found on the Fund website at www.fcclaymore.com.

                      (FLAHERTY & CRUMRINE/CLAYMORE LOGO)
                        PREFERRED SECURITIES INCOME FUND

                                Quarterly Report

                                 August 31, 2008

                               www.fcclaymore.com

DIRECTORS
   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary
   INVESTMENT ADVISER
      Flaherty & Crumrine Incorporated
      e-mail: flaherty@pfdincome.com
   SERVICING AGENT
      Claymore Securities, Inc.
      1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent --

               PNC Global Investment Servicing
               (U.S.) Inc. 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME
             FUND INCORPORATED
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the
                           Board and Chief Executive Officer
                           (principal executive officer)

Date     October 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the
                           Board and Chief Executive Officer
                           (principal executive officer)

Date     October 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                           R. Eric Chadwick,  Chief Financial  Officer,
                           Treasurer and Vice President
                           (principal financial officer)

Date     October 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.